UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spectrum Asset Management, Inc.
Address: 2 High Ridge Park
         Stamford, CT  06905

13F File Number:  028-11300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph A. Hanczor
Title:     Vice President and Chief Compliance Officer
Phone:     203-322-0189

Signature, Place, and Date of Signing:

 Joseph A. Hanczor     Stamford, CT     August 08, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $250,785 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF AMERICA CORPORATION    7.25%CNV PFD L   060505682     5684     5830 SH       SOLE                     5830        0        0
BARCLAYS BANK PLC              ADR PFD SR 5     06739H362    30793  1213355 SH       SOLE                  1213355        0        0
BARCLAYS BANK PLC              ADS7.75%PFD S4   06739H511    22172   882467 SH       SOLE                   882467        0        0
BARCLAYS BANK PLC              SP ADR 7.1%PF3   06739H776    28458  1147333 SH       SOLE                  1147333        0        0
BARCLAYS BK PLC                ADR 2 PREF 2     06739F390     2314    96011 SH       SOLE                    96011        0        0
BLACKROCK CREDIT ALL INC TR    COM              09255H105    16576  1527784 SH       SOLE                  1527784        0        0
COMMONWEALTH REIT              6.50% PFD CUM CO 203233408     7392   337669 SH       SOLE                   337669        0        0
COMMONWEALTH REIT              CV PFD-E 7.25%   203233606    19227   708822 SH       SOLE                   708822        0        0
FLAHERTY & CRMN/CLYMR PFD SE   COM SHS          338478100    11532   617013 SH       SOLE                   617013        0        0
HANCOCK JOHN PFD INCOME FD I   COM              41021P103    23719  1250364 SH       SOLE                  1250364        0        0
HSBC HLDGS PLC                 ADR A 1/40PF A   404280604    38389  1530730 SH       SOLE                  1530730        0        0
KEYCORP NEW                    PFD 7.75% SR A   493267405     1046     9362 SH       SOLE                     9362        0        0
NATIONAL WESTMINSTER BK PLC    SPON ADR C       638539882      377    16923 SH       SOLE                    16923        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR L RP PF   780097788    25844  1435472 SH       SOLE                  1435472        0        0
WELLS FARGO & CO NEW           PERP PFD CNV A   949746804    17262    15344 SH       SOLE                    15344        0        0